Investment properties (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Reconciliation of changes in investment property [abstract]
Balance as of December 31, 2019	$ 3,494
Amortization	(280)
Balance as of December 31, 2020	$ 3,214